Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information
10.	SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the six months period ended June 30, 2019 and 2018 are as follows:

	June 30, 2019	June 30, 2018
Decrease in accounts receivables	27	95
Decrease (increase) in prepaid expenses	(1)	(9)
(Decrease) increase in trade payables and accrued liabilities	(23)	65
Total changes in working capital	3	151

During the period ended June 30, 2019, the Company:

i) Transferred $1,561 from reserve to deficit;

ii) recorded $172, the net change for accrued in exploration and evaluation expenditures.

During the period ended June 30, 2018, the Company:

iii) transferred $79 from reserve to deficit;

iv) recorded $403, the net change for accrued in exploration and evaluation expenditures.